Derivative Financial Instruments (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Foreign currency contracts [Member] | Sales [Member] | Cash Flow Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) reclassified from AOCI into income		$ (16)
Foreign currency contracts [Member] | Sales [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	(10)	(8)
Commodity contracts [Member] | Cost of Sales [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	10	(1)
Foreign currency contracts [Member] | Other Income [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	(2)	1
Interest Rate Swap [Member] | Other Income [Member] | Fair Value Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	2
Interest Rate Swap [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	3
Foreign currency contracts [Member] | Cash Flow Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) recognized in AOCI	(27)	(19)
Net Investment Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) recognized in AOCI	$ (1)	$ (8)